Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - Big Cypress Acquisition Corp [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market held in Trust Account	$ 116,158,244
Public Warrants Liability	5,290,000
Private Placement Warrants Liability	239,312
Fair value of liabilities	5,529,312
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market held in Trust Account	116,158,244
Public Warrants Liability	5,290,000
Private Placement Warrants Liability
Fair value of liabilities	5,290,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market held in Trust Account
Public Warrants Liability
Private Placement Warrants Liability
Fair value of liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market held in Trust Account
Public Warrants Liability
Private Placement Warrants Liability	239,312
Fair value of liabilities	$ 239,312